DECONSOLIDATIONS - Deconsolidation of Argyle (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 01, 2022	Jun. 27, 2019
DISPOSITION AND DECONSOLIDATION
Impairment of indefinite-lived intangible assets		¥ 16,027,000	$ 2,257,356	¥ 30,892,345	¥ 14,047,000
Impairment loss of goodwill		0		91,236,480
Carrying amount of long-term investment		9,826,143		9,826,143		$ 1,383,984
Cumulative unrealized losses (including impairment)		¥ 302,931		302,931		$ 42,667
Argyle Beijing
DISPOSITION AND DECONSOLIDATION
Business acquisition, equity interest acquired								60.00%
Impairment loss of goodwill				91,236,480
Argyle Beijing | Deconsolidation
DISPOSITION AND DECONSOLIDATION
Impairment of indefinite-lived intangible assets	¥ 17,054,641
Impairment loss of goodwill	42,198,904			¥ 42,000,000
Loss on deconsolidation	13,944,925
Cumulative unrealized losses (including impairment)	48,000,000
Impairment losses of intangible assets with finite life	¥ 700,762
Argyle Beijing | Deconsolidation | GreenTree Inns Hotel Management Group, Inc.
DISPOSITION AND DECONSOLIDATION
Equity interest held							60.00%